Common Stock transactions (Details)	9 Months Ended
Mar. 31, 2016 USD ($) shares
Common Stock transactions
Company issued shares of common stock for cash | shares	5,500,000
Proceeds from issue of common stock | $	$ 233,500
Company issued shares of common stock for services rendered | shares	2,300,000
Value of shares of common stock issued for services rendered | $	$ 206,870
Company issued shares of common stock for conversion of convertible debt to Roy Meadows and Trinexus, Inc | shares	68,220,350
Company issued shares of common stock for conversion of convertible debt to Roy Meadows and Trinexus, Inc value | $	$ 104,220
Issuances gave Mr. Meadows in excess of outstanding common stock for control powers	10.00%